Consolidated Statements of Cash Flows - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Cash flows from operating activities
Profit before taxation	R 1,359,647	R 1,246,921	R 1,065,710
Adjustments	1,048,746	813,489	707,029
Depreciation on property, plant and equipment	814,274	606,487	588,660
Amortization of capitalized commission assets	138,574	100,223	83,155
Amortization of intangible assets	56,426	56,072	59,482
(Gain)/Loss on disposal of property, plant and equipment	(3,036)	575	(1,537)
Finance income	(34,476)	(44,167)	(39,418)
Finance costs	77,874	50,866	15,822
Impairment of goodwill		43,600
Provision for warranties charge	(890)	(167)	477
Fair value changes to derivative assets			388
Working capital adjustments
Inventories	(1,912)	2,752	72,737
Trade and other receivables and prepayments	(6,133)	384,674	(551,230)
Trade and other payables	138,882	7,686	55,496
Deferred revenue	78,515	44,099	47,375
Capitalized commission assets	(317,244)	(223,448)	(163,716)
Cash generated from operating activities	2,300,501	2,276,173	1,233,401
Finance income received	34,476	44,167	39,418
Finance cost paid	(78,843)	(48,610)	(15,822)
Income tax paid	(289,074)	(338,435)	(301,957)
Net cash generated from operating activities	1,967,060	1,933,295	955,040
Cash flows from investing activities
Purchase of property, plant and equipment	(1,157,969)	(1,022,371)	(876,354)
Purchase of property, plant and equipment – Telematics devices and equipment on hand	(1,078,356)	(892,015)	(649,385)
Purchase of property, plant and equipment – Other	(79,613)	(130,356)	(226,969)
Proceeds on disposal of property, plant and equipment	5,682	4,473	2,883
Investment in intangible assets	(61,665)	(58,937)	(51,214)
Acquisition of subsidiary, net of cash acquired			(5,102)
Advances of loans to related party		(500)	(2,400)
Net cash utilized by investing activities	(1,213,952)	(1,077,335)	(932,187)
Cash flows from financing activities
Proceeds from a related party loan	85	52	342
Repayment of a related party loan	(138)	(738)	(52)
Purchase of treasury shares		(3,461)	(23,816)
Shares repurchase by a subsidiary company	(23,000)	(15,242)
Acquisition of increase in control of subsidiary	(8,248)
Proceeds from term loans obtained	211,934	289,518
Repayment of term loans	(75,776)	(23,334)	(12,018)
Payments of lease liabilities	(117,591)	(77,633)	(57,892)
Dividends paid to parent shareholders	(693,627)	(612,422)	(499,518)
Dividends paid to NCI	(725)
Net cash utilized by financing activities	(707,086)	(443,260)	(592,954)
Net increase/(decrease) in cash and cash equivalents	46,022	412,700	(570,101)
Cash and cash equivalents at the beginning of the year	837,583	436,165	965,750
Effect of exchange rate changes on cash and cash equivalents	(137,399)	(11,282)	40,516
Cash and cash equivalents at the end of the year	R 746,206	R 837,583	R 436,165